Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

12.    Commitments and Contingencies

Registration Rights

The holders of the Convertible Notes (as defined below) have registration rights that require the Company to register the sale of their debt securities held by them pursuant to a registration rights agreement, as amended, that was signed in conjunction with the Convertible Notes.

Contract Losses

In December 2021, the Company entered into an agreement (the “Agreement”) with QAD, Inc. (“QAD”), a cloud-based enterprise resource software provider. Under the Agreement, QAD would facilitate implementation services and access to the cloud-based software platform for a non-cancellable, 5-year term. Subsequent to executing the Agreement, the Company determined that the software did not fit the Company’s needs and the Company and QAD (collectively, the “Parties”) were unable to successfully implement the software platform. The Parties attempted to mutually terminate the Agreement but were unsuccessful, and in May 2023, the dispute moved to arbitration to determine whether the Company owed QAD a payment for cancellation of the contract. On October 27, 2023, the Parties agreed to a settlement whereby the Company has agreed to pay a termination fee of $0.70 million to QAD over a 21-month period, upon which the Company will be released from the contract. The Company accrued the portion of the fee due within the next twelve months of $0.4 million in accounts payable and accrued liabilities, and the remaining $0.03 million within other long-term liabilities in the Company’s unaudited condensed consolidated balance sheets as of June 30, 2024.

The Company is not currently subject to any other material legal proceedings, nor, to the Company’s knowledge, are any material legal proceedings threatened against the Company. From time to time, the Company may be a party to certain legal or regulatory proceedings in the ordinary course of business. While the outcome of any such future legal or regulatory proceedings cannot be predicted with certainty, management does not expect that any such future proceedings will have a material effect on the Company’s financial condition or results of operations.

11.    Commitments and Contingencies

Registration Rights

The holders of the convertible notes that were issued will have registration rights to require the Company to register the sale of their debt securities held by them pursuant to a registration rights agreement to be signed in conjunction with the convertible notes.

Concurrently with the closing of the share exchange with Lynx, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Lynx, pursuant to which the Company agreed to file a registration statement (a “Registration Statement”) with the SEC registering the resale of the Class A Common Stock issuable upon conversion of the Series A Preferred Stock within forty-five (45) days after the closing of the share exchange, and to cause any such Registration Statement to become effective as promptly as practicable after filing.

Contract Losses

In December 2021, the Company entered into an agreement (“Agreement”) with QAD, Inc. (“QAD”), a cloud-based enterprise resource software provider. Under the Agreement, QAD would facilitate implementation services and access to the cloud-based software platform for a non-cancellable, 5-year term. Subsequent to executing the Agreement, the Company determined that the software did not fit the Company’s needs and the Company and QAD (collectively, the “Parties”) were unable to successfully implement the software platform. The Parties attempted to mutually terminate the Agreement but were unsuccessful, and in May 2023, the dispute moved to arbitration to determine whether the Company owed QAD a payment for cancellation of the contract. In October 2023, the Parties agreed to a settlement whereby the Company agreed to pay a termination fee of $0.7 million to QAD over a 21-month period, upon which the Company will be released from the contract. As of December 31, 2023, the Company’s remaining portion accrued for the fee due within the next twelve months is $0.4 million and is included in accounts payable and accrued liabilities, and the remaining portion is included in other long-term liabilities in the Company’s consolidated balance sheets.

The Company is not currently subject to any other material legal proceedings, nor, to the Company’s knowledge, are any material legal proceedings threatened against the Company. From time to time, the Company may be a party to certain legal or regulatory proceedings in the ordinary course of business. While the outcome of any such future legal or regulatory proceedings cannot be predicted with certainty, management does not expect that any such future proceedings will have a material effect on the Company’s financial condition or results of operations.